Matthews China Innovators Active ETF Investment Objectives and Goals - Matthews China Innovators Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Matthews China Innovators Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.